Average Annual Total Returns		12 Months Ended	60 Months Ended	63 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Innovator U.S. Equity Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.47%	10.50%	9.56%
Performance Inception Date	Sep. 28, 2018
Innovator U.S. Equity Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.47%	10.50%	9.55%
Innovator U.S. Equity Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.38%	8.35%	7.65%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	14.53%	13.76%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.31%	12.73%	11.88%